Document And Entity Information	Jan. 25, 2022
Document Information [Line Items]
Entity, Registrant Name	Yellowstone Acquisition Company
Document, Type	8-K
Document, Period End Date	Jan. 25, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39648
Entity, Tax Identification Number	85-2732947
Entity, Address, Address Line One	136 Tower Road, Suite 205
Entity, Address, City or Town	White Plains
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10604
City Area Code	212
Local Phone Number	554-5990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001823587
ClassACommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	SHGC
Security Exchange Name	NYSEAMER
Warrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SHGCWS
Security Exchange Name	NYSEAMER